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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:.   David Labiak
         ------------------------------
Title:   Chief Financial Officer
         ------------------------------
Phone:   (336) 282-9302
         ------------------------------

Signature, Place, and Date of Signing:


    /s/  David Labiak         Greensboro, North Carolina          May 12, 2004
    -----------------         --------------------------          ------------
       [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:       56
                                        ---------------

Form 13F Information Table Value Total:      97,145
                                        ---------------
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                     Voting Authority
                     Title of           Value in                Investment  Other   -------------------
   Name of Issuer     Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
   --------------    -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital       COM    01855A101    972    38,385   SH      Sole              38,385
Alltel Corp            COM    020039103    203     3,247   SH      Sole               3,247
Altria                 COM    02209S103    713    20,270   SH      Sole              20,270
American Express       COM    025816109  7,468    63,554   SH      Sole              63,554
AMFM                   COM    001693100  2,314    49,096   SH      Sole              49,096
Bank of America        COM    060505104    444     6,283   SH      Sole               6,283
Bank One               COM    06423A103    364     6,608   SH      Sole               6,608
Bristol-Myers Squibb   COM    110122108    424     6,595   SH      Sole               6,595
Brunswick              COM    117043109  1,943   101,938   SH      Sole             101,938
Campbell Soup          COM    134429109  2,524    62,032   SH      Sole              62,032
Caterpillar            COM    149123101  3,318    72,233   SH      Sole              72,233
Claire's Stores        COM    179584107  2,736    90,814   SH      Sole              90,814
Clearnet Comm          COM    184902104    191    14,455   SH      Sole              14,455
Conexant Systems       COM    207142100    305    11,000   SH      Sole              11,000
Crown Cork & Seal      COM    228255105  2,408    84,320   SH      Sole              84,320
Dionex                 COM    254546104    409    10,830   SH      Sole              10,830
Disney                 COM    254687106  2,450    78,729   SH      Sole              78,729
Dollar General         COM    256669102  4,624   135,991   SH      Sole             135,991
Equifax                COM    294429105  1,616    47,000   SH      Sole              47,000
Ericsson Comm          COM    294821608    209     8,768   SH      Sole               8,768
Fannie Mae             COM    313586109  1,120    16,180   SH      Sole              16,180
Freddie Mac            COM    313400301  1,878    32,872   SH      Sole              32,872
Gartner Group          COM    366651107  3,451   152,937   SH      Sole             152,937
Gillette               COM    375766102  2,328    39,173   SH      Sole              39,173
Harley-Davidson        COM    412822108    747    12,990   SH      Sole              12,990
Hewlett-Packard        COM    428236103  2,926    43,154   SH      Sole              43,154
IDT                    COM     44894710    362    20,100   SH      Sole              20,100
Infoseek               COM    45678M107    689     9,315   SH      Sole               9,315
Intel                  COM    458140100    748     6,277   SH      Sole               6,277
Interpublic Group      COM    460690100    324     4,160   SH      Sole               4,160
Johnson & Johnson      COM    478160104  2,616    27,925   SH      Sole              27,925

Learning Company       COM 522008101 4,054 139,780 SH  Sole 139,780
Libbey                 COM 529898108 1,346  43,417 SH  Sole  43,417
Loral Space & Comm     COM G56462107   170  11,800 SH  Sole  11,800
McDonald's             COM 580135101 2,410  53,180 SH  Sole  53,180
Michaels Stores        COM 594087108 1,614  65,372 SH  Sole  65,372
Motorola               COM 620076109   218   2,974 SH  Sole   2,974
Nabisco                COM 629526104 1,218  29,293 SH  Sole  29,293
Newell Rubbermaid      COM 651229106 3,710  78,110 SH  Sole  78,110
Nike                   COM 654106103 5,396  93,545 SH  Sole  93,545
Oakley                 COM 673662102   568  81,875 SH  Sole  81,875
Owens-Illinois         COM 690768403   201   8,025 SH  Sole   8,025
Petsmart               COM 716768106 1,209 150,482 SH  Sole 150,482
Pimco Advisors         COM 69338P102 1,495  47,566 SH  Sole  47,566
PNC Financial          COM 693475105   254   4,566 SH  Sole   4,566
Qualcomm               COM 747525103 7,150  57,491 SH  Sole  57,491
Schlumberger           COM 806857108 3,642  60,511 SH  Sole  60,511
Service Corp. Int'l    COM 817565104 2,105 147,725 SH  Sole 147,725
Servicemaster          COM 81760N109 2,079 102,350 SH  Sole 102,350
Sinclair Broadcasting  COM 829226109   290  19,927 SH  Sole  19,927
Telefonica             COM 204449300   214   9,100 SH  Sole   9,100
Teligent               COM 87959Y103   250   6,000 SH  Sole   6,000
Tellabs                COM 879664100   401   4,100 SH  Sole   4,100
Tribune                COM 896047107 2,063  31,533 SH  Sole  31,533
Unifi                  COM 904677101 2,290 179,637 SH  Sole 179,637
United States Cellular COM 911684108   245   5,565 SH  Sole   5,565